UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited)

Shares		Value*
COMMON STOCK—69.4%
	Aerospace & Defense—3.0%
133,500	General Dynamics Corp.	$20,123,790
200,000	United Technologies Corp. (a)	20,440,000
		40,563,790
	Automobiles—2.7%
1,479,700	Ford Motor Co. (a)	17,371,678
591,100	General Motors Co. (a)	18,678,760
		36,050,438
	Banks—11.7%
489,300	Citigroup, Inc. (a)	24,049,095
722,700	Fifth Third Bancorp (a)	15,725,952
580,500	JPMorgan Chase & Co. (a)	40,205,430
195,000	PNC Financial Services Group, Inc. (a)	18,642,000
457,100	US Bancorp	20,459,796
824,700	Wells Fargo & Co. (a)	37,944,447
		157,026,720
	Biotechnology—1.4%
335,000	AbbVie, Inc. (a)	18,686,300

	Capital Markets—1.0%
150,000	Ameriprise Financial, Inc. (a)	13,258,500

	Chemicals—1.6%
290,900	Celanese Corp., Class A (a)	21,212,428

	Communications Equipment—1.2%
546,900	Cisco Systems, Inc. (a)	16,778,892

	Construction & Engineering—1.6%
416,000	Fluor Corp. (a)	21,627,840

	Consumer Finance—1.5%
310,000	American Express Co. (a)	20,590,200

	Containers/Packaging—1.2%
350,000	International Paper Co. (a)	15,760,500

	Diversified Telecommunications Services—4.3%
1,064,900	AT&T, Inc. (a)	39,177,671
395,500	Verizon Communications, Inc. (a)	19,023,550
		58,201,221
	Electric Utilities—2.9%
309,400	American Electric Power Co., Inc. (a)	20,061,496
255,700	Entergy Corp.	18,839,976
		38,901,472
	Electrical Equipment—1.6%
337,900	Eaton Corp. PLC (a)	21,547,883

	Food & Staples Retailing—1.4%
259,300	Wal-Mart Stores, Inc. (a)	18,156,186

	Health Care Providers & Services—2.1%
85,000	Aetna, Inc.	9,124,750
238,000	Quest Diagnostics, Inc. (a)	19,382,720
		28,507,470
	Household Products—1.1%
175,000	Procter & Gamble Co. (a)	15,190,000

	Insurance—5.2%
355,000	Hartford Financial Services Group, Inc.	15,659,050
418,400	MetLife, Inc. (a)	19,648,064
323,700	The Travelers Cos, Inc. (a)	35,017,866
		70,324,980

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
	IT Services—1.4%
120,940	International Business Machines Corp. (a)	$18,587,269

	Leisure Products—1.5%
643,200	Mattel, Inc. (a)	20,280,096

	Media—0.7%
108,100	Time Warner, Inc. (a)	9,619,819

	Metals & Mining—0.3%
613,335	ArcelorMittal (b)	4,127,744

	Multi-Utilities—1.4%
449,600	Public Service Enterprise Group, Inc. (a)	18,919,168

	Oil, Gas & Consumable Fuels—9.6%
754,870	Chesapeake Energy Corp. (b)	4,159,334
207,000	Chevron Corp. (a)	21,683,250
220,000	Exxon Mobil Corp. (a)	18,330,400
892,000	Royal Dutch Shell PLC, Class A, ADR (a)	44,430,520
760,400	Sasol Ltd., ADR (a)	20,918,604
424,600	Total SA, ADR (a)	20,270,404
		129,792,512
	Pharmaceuticals—2.6%
154,900	Johnson & Johnson (a)	17,966,851
526,100	Pfizer, Inc. (a)	16,682,631
		34,649,482
	Road & Rail—1.6%
318,700	Ryder System, Inc. (a)	22,114,593

	Semiconductors & Semiconductor Equipment—1.0%
400,000	Intel Corp. (a)	13,948,000

	Software—2.5%
487,700	CA, Inc. (a)	14,991,898
479,500	Oracle Corp. (a)	18,422,390
		33,414,288
	Technology Hardware, Storage & Peripherals—1.3%
152,200	Apple, Inc.	17,280,788
	Total Common Stock (cost-$912,702,856)	935,118,579

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—18.4%
	Air Freight & Logistics—0.3%
$4,400	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	4,270,750

	Automobiles—0.9%
65	Fiat Chrysler, 7.875%, 12/15/16	4,574,375
7,500	Tesla Motors, Inc., 0.25%, 3/1/19	6,951,562
		11,525,937
	Biotechnology—0.3%
2,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	2,247,500
2,150	Cepheid, 1.25%, 2/1/21	2,237,344
		4,484,844
	Capital Markets—0.3%
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	4,696,650

	Communications Equipment—0.4%
2,500	Brocade Communications Systems, Inc., 1.375%, 1/1/20	2,490,625
	Ciena Corp.,
1,000	0.875%, 6/15/17	999,375
500	3.75%, 10/15/18 (c)(d)	596,250
1,000	Finisar Corp., 0.50%, 12/15/33	1,133,125
110	Palo Alto Networks, Inc., zero coupon, 7/1/19	163,281
		5,382,656

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Consumer Finance—0.8%
$5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	$3,878,125
7,130	PRA Group, Inc., 3.00%, 8/1/20	6,430,369
		10,308,494
	Electrical Equipment—0.2%
4,175	SolarCity Corp., 1.625%, 11/1/19	3,287,813

	Energy Equipment & Services—0.1%
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,266,250

	Health Care Equipment & Supplies—0.8%
3,750	Hologic, Inc., zero coupon, 12/15/43 (e)	4,535,156
1,500	Nevro Corp., 1.75%, 6/1/21	1,797,188
2,195	Wright Medical Group, Inc., 2.00%, 2/15/20	2,256,734
2,000	Wright Medical Group NV, 2.25%, 11/15/21 (c)(d)	2,422,500
		11,011,578
	Health Care Technology—0.1%
1,750	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	1,735,781

	Household Durables—0.6%
6,500	CalAtlantic Group, Inc., 0.25%, 6/1/19	6,036,875
2,000	KB Home, 1.375%, 2/1/19	1,930,000
		7,966,875
	Independent Power & Renewable Electricity Producers—0.3%
	NRG Yield, Inc. (c)(d),
4,300	3.25%, 6/1/20	4,154,875
450	3.50%, 2/1/19	447,750
		4,602,625
	Insurance—0.2%
2,530	AmTrust Financial Services, Inc., 2.75%, 12/15/44	2,178,963

	Internet & Direct Marketing Retail—0.6%
	Priceline Group, Inc.,
2,000	0.35%, 6/15/20	2,572,500
5,000	0.90%, 9/15/21	5,359,375
		7,931,875
	Internet Software & Services—3.1%
4,000	Akamai Technologies, Inc., zero coupon, 2/15/19	4,212,520
380	Cornerstone OnDemand, Inc., 1.50%, 7/1/18	397,338
5,000	Gogo, Inc., 3.75%, 3/1/20	3,828,125
3,950	LinkedIn Corp., 0.50%, 11/1/19	3,900,625
5,000	Pandora Media, Inc., 1.75%, 12/1/20 (c)(d)	4,934,375
1,300	Trulia LLC, 2.75%, 12/15/20	1,938,625
12,530	Twitter, Inc., 0.25%, 9/15/19	11,778,200
1,250	VeriSign, Inc., 4.485%, 8/15/37	3,078,906
5,000	Web.com Group, Inc., 1.00%, 8/15/18	4,765,625
2,785	WebMD Health Corp., 2.625%, 6/15/23 (c)(d)	2,701,450
		41,535,789
	Iron/Steel—0.1%
1,000	AK Steel Corp., 5.00%, 11/15/19	1,274,375

	Life Sciences Tools & Services—0.2%
400	Fluidigm Corp., 2.75%, 2/1/34	251,250
2,500	Illumina, Inc., 0.50%, 6/15/21	2,510,937
		2,762,187
	Machinery—0.6%
3,020	Meritor, Inc., 7.875%, 3/1/26	3,937,325
4,500	Navistar International Corp., 4.75%, 4/15/19	4,201,875
		8,139,200
	Media—0.9%
7,500	DISH Network Corp., 3.375%, 8/15/26 (c)(d)	8,629,688
1,500	Liberty Media Corp., 1.375%, 10/15/23	1,542,187
2,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19	2,180,000
		12,351,875

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Metals & Mining—0.0%
$345	RTI International Metals, Inc., 1.625%, 10/15/19	$357,722

	Oil, Gas & Consumable Fuels—0.8%
5,315	Cheniere Energy, Inc., 4.25%, 3/15/45	3,288,656
3,000	Chesapeake Energy Corp., 5.50%, 9/15/26 (c)(d)	2,831,250
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	2,557,500
1,000	Energy XXI Ltd., 3.00%, 12/15/18 (f)	7,500
2,000	SM Energy Co., 1.50%, 7/1/21	2,237,500
		10,922,406
	Personal Products—0.2%
2,080	Herbalife Ltd., 2.00%, 8/15/19	2,025,410

	Pharmaceuticals—0.8%
3,425	Impax Laboratories, Inc., 2.00%, 6/15/22	2,988,313
3,600	Jazz Investments I Ltd., 1.875%, 8/15/21	3,586,500
3,800	Teligent, Inc., 3.75%, 12/15/19	3,529,250
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,037,109
		11,141,172
	Semiconductors & Semiconductor Equipment—3.4%
5,515	Advanced Micro Devices, Inc., 2.125%, 9/1/26	6,228,503
2,000	Cypress Semiconductor Corp., 4.50%, 1/15/22 (c)(d)	2,108,750
	Inphi Corp. (c)(d),
5,100	0.75%, 9/1/21	5,096,813
2,400	1.125%, 12/1/20	2,784,000
2,500	Integrated Device Technology, Inc., 0.875%, 11/15/22 (c)(d)	2,432,812
2,400	Lam Research Corp., 1.25%, 5/15/18	3,904,500
6,150	Microchip Technology, Inc., 1.625%, 2/15/25	7,664,438
	Micron Technology, Inc.,
850	2.125%, 2/15/33	1,458,281
7,200	3.00%, 11/15/43	6,385,500
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,303,750
	SunEdison, Inc. (c)(d)(f),
2,915	2.625%, 6/1/23	131,175
3,820	3.375%, 6/1/25	171,900
	SunPower Corp.,
5,000	0.875%, 6/1/21	3,750,000
2,365	4.00%, 1/15/23 (c)(d)	1,751,578
		46,172,000
	Software—1.3%
1,000	BroadSoft, Inc., 1.00%, 9/1/22	1,247,500
	FireEye, Inc.,
1,000	1.00%, 6/1/35	915,625
4,500	1.625%, 6/1/35	4,064,063
1,450	Nuance Communications, Inc., 1.00%, 12/15/35 (c)(d)	1,264,219
2,000	Salesforce.com, Inc, 0.25%, 4/1/18	2,466,250
2,500	ServiceNow, Inc., zero coupon, 11/1/18	3,273,437
4,500	Verint Systems, Inc., 1.50%, 6/1/21	4,263,750
		17,494,844
	Specialty Retail—0.4%
5,950	Restoration Hardware Holdings, Inc., zero coupon, 7/15/20 (c)(d)	4,737,688

	Technology Hardware, Storage & Peripherals—0.3%
3,570	Electronics For Imaging, Inc., 0.75%, 9/1/19	3,784,200

	Textiles, Apparel & Luxury Goods—0.4%
5,720	Iconix Brand Group, Inc., 1.50%, 3/15/18	4,904,900

	Total Convertible Bonds & Notes (cost-$271,867,504)	248,254,859

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—9.6%
	Banks—0.6%
3,525	Huntington Bancshares, Inc., 8.50% (g)	$5,005,465
2,580	Wells Fargo & Co., Ser. L, 7.50% (g)	3,366,900
		8,372,365
	Chemicals—0.7%
100,000	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19	10,000,000

	Commercial Services & Supplies—0.1%
30,390	Stericycle, Inc., 5.25%, 9/15/18	2,050,413

	Diversified Financial Services—0.7%
7,465	Bank of America Corp., Ser. L, 7.25% (g)	9,189,415

	Diversified Telecommunications Services—0.7%
110,050	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	9,190,275

	Electric Utilities—0.4%
100,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,075,000

	Equity Real Estate Investment Trusts—0.5%
10,000	American Tower Corp., 5.50%, 2/15/18	1,097,500
85,385	Welltower, Inc., 6.50% (g)	5,275,939
		6,373,439
	Financial Services—0.6%
60,000	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (c)(d)	7,503,300

	Food Products—1.0%
78,830	Bunge Ltd., 4.875% (g)	7,587,387
15,500	Post Holdings, Inc., 2.50% (g)	2,252,344
46,045	Tyson Foods, Inc., 4.75%, 7/15/17	3,548,688
		13,388,419
	Health Care Providers & Services—0.4%
125,775	Anthem, Inc., 5.25%, 5/1/18	5,313,994

	Independent Power & Renewable Electricity Producers—0.2%
57,635	Dynegy, Inc., 5.375%, 11/1/17	2,316,927

	Multi-Utilities—1.2%
204,100	AES Trust III, 6.75%, 10/15/29	10,317,255
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,102,945
		16,420,200
	Oil, Gas & Consumable Fuels—1.4%
45,100	ATP Oil & Gas Corp., 8.00% (c)(d)(f)(g)	5
16,265	Energy XXI Ltd., 5.625% (g)	22,771
56,750	Kinder Morgan, Inc., 9.75%, 10/26/18	2,613,337
224,530	Sanchez Energy Corp., 6.50% (g)	6,742,636
154,980	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	3,885,349
116,625	WPX Energy, Inc., 6.25%, 7/31/18	5,999,190
		19,263,288
	Pharmaceuticals—0.6%
3,920	Allergan PLC, Ser. A, 5.50%, 3/1/18	3,014,480
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	4,730,689
		7,745,169
	Wireless Telecommunication Services—0.5%
75,000	T-Mobile US, Inc., 5.50%, 12/15/17	6,198,750

	Total Convertible Preferred Stock (cost-$143,933,908)	128,400,954

Units
WARRANT (b)(h)(i)—0.0%
Commercial Services—0.0%
97,838	Cenveo, Inc., expires 6/10/24 (cost-$0)	35,332

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
SHORT-TERM INVESTMENTS—2.8%
	Time Deposits—2.8%
$27,996	Citibank-London, 0.15%, 11/1/16	$27,996,489
9,993	JPMorgan Chase & Co.-New York, 0.15%, 11/1/16	9,992,545
	Total Short Term Investments (cost-$37,989,034)	37,989,034

	Total Investments, before call options written (cost-$1,366,493,302)(j)—100.2%	1,349,798,758

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.3)%
	Consumer Discretionary Select Sector SPDR Index,
3,000	strike price $80.50, expires 11/25/16, (CBOE)	$(99,000)
3,000	strike price $81, expires 11/4/16, (CBOE)	(19,500)
3,000	strike price $81, expires 11/11/16, (CBOE)	(24,000)
2,500	strike price $81, expires 11/18/16, (ASE)	(43,750)
	KBW Bank Index, (PHL),
4,000	strike price $75, expires 11/18/16	(290,000)
	NASDAQ 100 Index, (CBOE),
20	strike price $4900, expires 11/25/16	(70,500)
25	strike price $4925, expires 11/4/16	(2,063)
25	strike price $4925, expires 11/18/16	(53,750)
10	strike price $4925, expires 11/25/16	(26,700)
20	strike price $4950, expires 11/11/16	(18,300)
	Philadelphia Oil Services Sector Flex Index, (CBOE),
900	strike price $163, expires 12/2/16	(126,260)
1,000	strike price $175, expires 11/4/16	—
650	strike price $179, expires 11/11/16	(127)
900	strike price $181, expires 11/25/16	(5,207)
650	strike price $182.50, expires 11/18/16	(715)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
4,000	strike price $73.25, expires 11/4/16	(563,737)
4,000	strike price $74, expires 11/25/16	(598,197)
3,000	strike price $75.50, expires 11/11/16	(89,964)
3,000	strike price $77, expires 12/2/16	(91,605)
3,000	strike price $77, expires 12/9/16	(154,669)
	Standard & Poor’s 500 Index, (CBOE),
100	strike price $2155, expires 12/2/16	(189,000)
165	strike price $2160, expires 11/25/16	(223,575)
100	strike price $2160, expires 12/2/16	(166,500)
70	strike price $2165, expires 11/11/16	(53,550)
65	strike price $2165, expires 11/18/16	(65,000)
65	strike price $2165, expires 11/25/16	(52,000)
35	strike price $2170, expires 11/25/16	(22,750)
50	strike price $2170, expires 12/2/16	(63,250)
50	strike price $2170, expires 12/9/16	(76,250)
50	strike price $2170, expires 12/16/16	(93,250)
30	strike price $2175, expires 11/11/16	(14,100)
35	strike price $2175, expires 11/18/16	(23,800)
35	strike price $2175, expires 11/25/16	(28,875)
100	strike price $2180, expires 11/11/16	(36,000)
100	strike price $2180, expires 11/18/16	(55,000)
100	strike price $2185, expires 11/4/16	(750)
100	strike price $2185, expires 11/11/16	(26,500)
100	strike price $2185, expires 11/18/16	(44,000)
100	strike price $2190, expires 11/4/16	(1,000)
100	strike price $2195, expires 11/4/16	(750)
	Total Call Options Written (premiums received-$5,996,587)	(3,513,944)

	Total Investments, net of call options written (cost-$1,360,496,715)—99.9%	1,346,284,814
	Other assets less other liabilities—0.1%	883,609
	Net Assets—100.0%	$1,347,168,423

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (each a “Sub-Adviser”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board.

During the reporting period the Fund’s former Investment Manager merged with and into one of the Fund’s Sub-Adviser, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) (the “Merger”).  The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. Following the Merger, AllianzGI U.S. took on the responsibilities of both the Investment Manager and the Sub-Adviser, as it relates to the portion of the Fund it directly manages.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of  $54,700,378, representing 4.1% of of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           In default.

(g)          Perpetual maturity. The date shown, if any,  is the next call date.

(h)         Fair-Valued-Security with a value of $35,332, representing less than 0.05% of net assets.

(i)             Illiquid.

(j)            At October 31, 2016, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,368,106,315.

Gross unrealized appreciation was $108,320,445, gross unrealized depreciation was $126,628,002 and net unrealized depreciation was $18,307,557.

The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(k)         Transactions in call options written for the nine months ended October 31, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	36,590	$7,877,431
Options written	228,680	46,032,913
Options terminated in closing transactions	(77,130)	(21,292,275)
Options expired	(140,890)	(26,000,496)
Options exercised	(9,000)	(620,986)
Options outstanding, October 31, 2016	38,250	$5,996,587

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•             Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•             Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•             Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker- dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

A summary of the inputs used at October 31, 2016 in valuing the Fund’s assets and liabilities is listed below

(refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/16
Investments in Securities - Assets
Common Stock	$935,118,579	$—	$—	$935,118,579
Convertible Bonds & Notes	—	248,254,859	—	248,254,859
Convertible Preferred Stock:
Financial Services	—	7,503,300	—	7,503,300
Food Products	3,548,688	9,839,731	—	13,388,419
Oil, Gas & Consumable Fuels	12,497,876	6,765,412	—	19,263,288
Pharmaceuticals	3,014,480	4,730,689	—	7,745,169
All Other	80,500,778	—	—	80,500,778
Warrant	—	—	35,332	35,332
Short-Term Investments	—	37,989,034	—	37,989,034
	1,034,680,401	315,083,025	35,332	1,349,798,758
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	(1,883,463)	(1,630,481)	—	(3,513,944)
Totals	$1,032,796,938	$313,452,544	$35,332	$1,346,284,814

At October 31, 2016, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2016, was as follows:

Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/16	Purchases		Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/16
Investments in Securities - Assets
Warrant	$—	$—	*	$—	$—	$—	$35,332	$—	$—	$35,332

* Issued via corporate action. Less than $1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2016:

	Ending Balance	Valuation	Unobservable	Input
	at 10/31/16	Technique Used	Inputs	Values
Investments in Securities - Assets
Warrant	$35,332	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.361131

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2016, was $35,332.

Glossary:

ADR - American Depositary Receipt

ASE - American Stock Exchange

CBOE - Chicago Board Options Exchange

PHL - Philadelphia Stock Exchange

SPDR - Standard & Poor’s Depository Receipt

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016